STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF FINANCIAL CONDITION
Restricted cash	$ 87,747,552	$ 96,102,994
Units outstanding	588,474,702	679,544,349
Capital units authorized	unlimited	unlimited